COMMITMENTS AND CONTINGENCIES - Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Corporate and other
Other commitments
Letters of credit surety bonds and bank guarantees, outstanding	$ 2,321	$ 2,227